Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Contract Liabilities	Contract liabilities consisted of the following:
	As of March 31, 2026	As of March 31, 2025
Contract liabilities	$178,636	$65,464
Total Contract liabilities	$178,636	$65,464

Schedule of Movements of Contract Liabilities

The movements of contract liabilities are as follows:

	As of March 31,
	2026	2025
Beginning of the year	$65,464	$208,726
Add: Payments received	178,636	65,260
Less: Revenue recognized	(65,464)	(208,271)
Effects of foreign exchange rate changes	-	(251)
End of the year	$178,636	$65,464